UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21371
                                                     ---------

                             Phoenix Adviser Trust
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)



            Kevin J. Carr, Esq.
     Vice President, Chief Legal Officer,           John H. Beers, Esq.
  Counsel and Secretary for Registrant          Vice President and Counsel
    Phoenix Life Insurance Company            Phoenix Life Insurance Company
           One American Row                          One American Row
        HartforD, CT 06103-2899                   Hartford, CT 06103-2899
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: February 28
                                               -----------

                    Date of reporting period: August 31, 2006
                                              ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



AUGUST 31, 2006


SEMIANNUAL REPORT



o  PHOENIX FOCUSED VALUE FUND
o  PHOENIX FOREIGN OPPORTUNITIES FUND








TRUST NAME: PHOENIX ADVISER TRUST

[GRAPHIC OMITTED] PHOENIXFUNDS(SM)

[GRAPHIC OMITTED]
WOULDN'T YOU RATHER
HAVE THIS DOCUMENT
E-MAILED TO YOU?

Eligible shareholders can sign up for E-Delivery at PhoenixFunds.com

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------







This report is not authorized for distribution to prospective investors in the Phoenix Adviser Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT


DEAR PHOENIXFUNDS SHAREHOLDER:

      This semiannual report addresses the performance of your Phoenix mutual fund for the six months ended August 31, 2006. It provides detailed information about your fund's performance, portfolio holdings and transactions for the period.

      At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.

      I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers. Today, the PhoenixFunds draw from the vast expertise of 16 different management teams--six Phoenix affiliates and 10 outside subadvisers chosen for their complementary investment capabilities.

      These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.

      When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.

      Thank you for choosing PhoenixFunds to be part of your financial plan.


Sincerely yours,


/s/ Daniel T. Geraci
-------------------------
Daniel T. Geraci
President, PhoenixFunds

SEPTEMBER 2006

TABLE OF CONTENTS



Glossary .....................................................    3
Phoenix Focused Value Fund ...................................    4
Phoenix Foreign Opportunities Fund ...........................   10
Notes to Financial Statements ................................   18







--------------------------------------------------------------------------------
PROXY VOTING INFORMATION (FORM N-PX)
The Adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY


ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

PHOENIX FOCUSED VALUE FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Focused Value Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                            Beginning             Ending         Expenses Paid
 Focused Value Fund       Account Value        Account Value        During
       Class A          February 28, 2006     August 31, 2006       Period*
---------------------   -----------------     ---------------    -------------
Actual                     $1,000.00            $1,046.00            $6.35
Hypothetical (5% return
  before expenses)          1,000.00             1,019.02             6.28

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.23%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                            Beginning             Ending         Expenses Paid
 Focused Value Fund       Account Value        Account Value        During
       Class C          February 28, 2006     August 31, 2006       Period*
---------------------   -----------------     ---------------    -------------
Actual                     $1,000.00            $1,042.10           $10.29
Hypothetical (5% return
  before expenses)          1,000.00             1,015.10            10.20

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.00%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Focused Value Fund



SECTOR WEIGHTINGS (UNAUDITED)                     8/31/06

As a percentage of total investments

[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

Financials              42%
Consumer Staples        21
Consumer Discretionary  18
Health Care              4
Other                   15

                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2006
                                  (UNAUDITED)


                                      SHARES     VALUE
                                    ---------  ----------
DOMESTIC COMMON STOCKS--73.6%

APPAREL RETAIL--2.4%
TJX Cos., Inc. (The) ...............   48,600  $1,300,050

APPAREL, ACCESSORIES & LUXURY GOODS--2.1%
Liz Claiborne, Inc. ................   31,200   1,165,944

BROADCASTING & CABLE TV--3.1%
Entercom Communications Corp. ......   36,100     917,301
Saga Communications, Inc.
  Class A(b) .......................   99,675     793,413
                                               ----------
                                                1,710,714
                                               ----------
DIVERSIFIED BANKS--4.3%
Wells Fargo & Co. ..................   68,600   2,383,850

HOME FURNISHINGS--2.2%
Mohawk Industries, Inc.(b) .........   17,330   1,228,350

HOUSEHOLD PRODUCTS--1.4%
Procter & Gamble Co. (The) .........   12,545     776,536

HYPERMARKETS & SUPER CENTERS--3.0%
Wal-Mart Stores, Inc.                  36,600   1,636,752

MULTI-LINE INSURANCE--5.8%
American International Group, Inc. .   50,400   3,216,528

OTHER DIVERSIFIED FINANCIAL SERVICES--1.5%
Bank of America Corp. ..............   15,500     797,785

PACKAGED FOODS & MEATS--2.1%
General Mills, Inc. ................   21,800   1,182,214


                                      SHARES     VALUE
                                    ---------  ----------
PHARMACEUTICALS--4.5%
Johnson & Johnson ..................   29,300  $1,894,538
Pfizer, Inc. .......................   20,200     556,712
                                               ----------
                                                2,451,250
                                               ----------
PROPERTY & CASUALTY INSURANCE--13.0%
Berkshire Hathaway, Inc.
  Class A(b)                               68   6,534,596
Cincinnati Financial Corp. .........   12,992     606,207
                                               ----------
                                                7,140,803
                                               ----------
PUBLISHING & PRINTING--2.5%
Gannett Co., Inc. ..................   24,200   1,375,770

REGIONAL BANKS--3.5%
Fifth Third Bancorp ................   48,400   1,904,056

SOFT DRINKS--2.5%
Coca-Cola Co. (The) ................   30,800   1,380,148

SPECIALIZED CONSUMER SERVICES--1.7%
Block (H&R), Inc. ..................   45,400     954,762

SPECIALTY STORES--2.6%
Tiffany & Co. ......................   45,060   1,423,896

THRIFTS & MORTGAGE FINANCE--13.7%
Fannie Mae .........................   31,374   1,651,841
Freddie Mac ........................   70,600   4,490,160
Golden West Financial Corp. ........   18,900   1,426,761
                                               ----------
                                                7,568,762
                                               ----------

                        See Notes to Financial Statements

Phoenix Focused Value Fund


                                      SHARES     VALUE
                                    ---------  ----------
TOBACCO--1.7%
Altria Group, Inc.                     11,400  $  952,242
---------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $36,524,268)                  40,550,412
---------------------------------------------------------

FOREIGN COMMON STOCKS(c)--11.3%

DISTILLERS & VINTNERS--2.3%
Diageo plc Sponsored ADR
  (United Kingdom) .................   17,900   1,279,850

PACKAGED FOODS & MEATS--7.6%
Cadbury Schweppes plc Sponsored ADR
  (United Kingdom) .................   46,300   1,980,251

Nestle S.A. Sponsored ADR
  (Switzerland) ....................   25,950   2,227,044
                                               ----------
                                                4,207,295
                                               ----------
SPECIALTY STORES--1.4%
Signet Group plc Sponsored ADR
  (United Kingdom)                     36,900     748,332
---------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,132,915)                    6,235,477
---------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--84.9%
(IDENTIFIED COST $41,657,183)                  46,785,889
---------------------------------------------------------

                                    PAR VALUE
                                      (000)
                                    ---------
SHORT-TERM INVESTMENTS--14.5%

COMMERCIAL PAPER(d)--14.5%
Lockhart Funding LLC 5.25%, 9/1/06 .   $2,135   2,135,000

Du Pont (E.I.) de Nemours & Co.
  5.20%, 9/6/06 ....................    2,000   1,998,556

Cargill, Inc. 5.22%, 9/8/06 ........    2,465   2,462,498
Old Line Funding Corp.
  5.25%, 9/13/06 ...................    1,365   1,362,611
---------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $7,958,665)                    7,958,665
---------------------------------------------------------

TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $49,615,848)                  54,744,554(a)

Other assets and liabilities, net--0.6%           333,833
                                             ------------
NET ASSETS--100.0%                           $ 55,078,387
                                             ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,541,712 and gross depreciation of $1,565,080 for federal income tax purposes. At August 31, 2006, the aggregate cost of securities for federal income tax purposes was $49,767,922.

(b) Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d) The rate shown is the discount rate.


                        See Notes to Financial Statements

Phoenix Focused Value Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2006
                                  (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $49,615,848)            $  54,744,554
Cash                                                1,149
Receivables
   Fund shares sold                               390,385
   Dividends                                       62,205
Prepaid expenses                                   14,195
                                            -------------
   Total assets                                55,212,488
                                            -------------
LIABILITIES
Payables
   Fund shares repurchased                         32,127
   Investment securities purchased                 25,373
   Investment advisory fee                         23,318
   Transfer agent fee                              16,361
   Professional fee                                14,932
   Distribution and service fees                   13,590
   Administration fee                               3,793
   Other accrued expenses                           4,607
                                            -------------
   Total liabilities                              134,101
                                            -------------
NET ASSET                                   $  55,078,387
                                            =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial
   interest                                 $  48,519,194
Undistributed net investment income               172,405
Accumulated net realized gain                   1,258,082
Net unrealized appreciation                     5,128,706
                                            -------------
NET ASSETS                                  $  55,078,387
                                            =============
CLASS A
Shares of beneficial interest outstanding,
  $0.001 par value, unlimited authorization
  (Net Assets $51,875,045)                      2,667,050
Net asset value per share                          $19.45
Offering price per share $19.45/(1-5.75%)          $20.64

CLASS C
Shares of beneficial interest outstanding,
  $0.001 par value, unlimited authorization
  (Net Assets $3,203,342)                         169,883
Net asset value and offering price per share       $18.86


                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED AUGUST 31, 2006
                                   (UNAUDITED)
INVESTMENT INCOME
Dividends                                      $  524,760
Interest                                          156,930
Foreign taxes withheld                             (7,783)
                                               ----------
     Total investment income                      673,907
                                               ----------
EXPENSES
Investment advisory fee                           211,038
Service fees, Class A                              66,171
Distribution and service fees, Class C             16,700
Financial agent fee                                19,306
Administration fee                                  6,492
Transfer agent                                     47,907
Professional                                       18,017
Registration                                       15,878
Printing                                           10,909
Trustees                                           10,409
Custodian                                           5,584
Miscellaneous                                       6,609
                                               ----------
     Total expenses                               435,020
Less expenses reimbursed by investment
  adviser                                         (75,664)
Custodian fees paid indirectly                       (155)
                                               ----------
     Net expenses                                 359,201
                                               ----------
NET INVESTMENT INCOME (LOSS)                      314,706
                                               ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments         1,363,981
Net change in unrealized appreciation
  (depreciation) on investments                   733,008
                                               ----------
NET GAIN (LOSS) ON INVESTMENTS                  2,096,989
                                               ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                    $2,411,695
                                               ==========

                        See Notes to Financial Statements

Phoenix Focused Value Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                            Six Months Ended
                                                                                            August 31, 2006      Year Ended
                                                                                              (Unaudited)     February 28, 2006
                                                                                            ---------------  ------------------
FROM OPERATIONS
   Net investment income (loss)                                                               $   314,706        $   410,168
   Net realized gain (loss)                                                                     1,363,981          3,642,690
   Net change in unrealized appreciation (depreciation)                                           733,008         (3,474,699)
                                                                                              -----------        -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  2,411,695            578,159
                                                                                              -----------        -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                (141,052)          (344,668)
   Net investment income, Class C                                                                  (1,249)            (3,861)
   Net investment income, Investor Class                                                               --           (117,053)
   Net investment income, Class I                                                                      --             (6,240)
   Net realized short-term gains, Class A                                                        (230,565)          (299,802)
   Net realized short-term gains, Class C                                                         (15,165)           (20,711)
   Net realized long-term gains, Class A                                                         (637,445)        (2,611,498)
   Net realized long-term gains, Class C                                                          (41,926)          (338,851)
   Net realized long-term gains, Investor Class                                                        --         (3,003,384)
   Net realized long-term gains, Class I                                                               --           (181,221)
                                                                                              -----------        -----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                      (1,067,402)        (6,927,289)
                                                                                              -----------        -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (85,316 and 153,804 shares, respectively)                      1,623,633          2,953,908
   Net asset value of shares issued from reinvestment of distributions
     (53,414 and 167,817 shares, respectively)                                                    982,300          3,161,352
   Proceeds from shares issued in connection with reclassification from Investor
     Class Shares (0 and 2,994,554 shares, respectively) (See Note 10)                                 --         59,058,124
   Proceeds from shares issued in connection with reclassification from Class I
     Shares (0 and 180,929 shares, respectively) (See Note 10)                                         --          3,568,308
   Cost of shares repurchased (439,468 and 776,140 shares, respectively)                       (8,306,286)       (15,023,305)
                                                                                              -----------        -----------
Total                                                                                          (5,700,353)        53,718,387
                                                                                              -----------        -----------
CLASS C
   Proceeds from sales of shares (3,178 and 32,657 shares, respectively)                           58,476            624,826
   Net asset value of shares issued from reinvestment of distributions
     (3,267 and 19,183 shares, respectively)                                                       58,340            357,909
   Cost of shares repurchased (36,373 and 25,821 shares, respectively)                           (671,478)          (486,444)
                                                                                              -----------        -----------
Total                                                                                            (554,662)           496,291
                                                                                              -----------        -----------
INVESTOR CLASS
   Proceeds from sales of shares (0 and 104,213 shares, respectively)                                  --          2,119,477
   Net asset value of shares issued from reinvestment of distributions
     (0 and 156,298 shares, respectively)                                                              --          3,050,945
   Cost of shares repurchased (0 and 680,869 shares, respectively)                                     --        (13,656,695)
   Value of shares liquidated in connection with reclassification
     to Class A Shares (0 and 3,005,502 shares, respectively) (See Note 10)                            --        (59,058,124)
                                                                                              -----------        -----------
Total                                                                                                  --        (67,544,397)
                                                                                              -----------        -----------
CLASS I
   Proceeds from sales of shares (0 and 1,207 shares, respectively)                                    --             24,188
   Net asset value of shares issued from reinvestment of distributions (0 and
     9,048 shares, respectively)                                                                       --            176,169
   Cost of shares repurchased (0 and 19,186 shares, respectively)                                      --           (382,874)
   Value of shares liquidated in connection with reclassification to Class A
     Shares (0 and 182,057 shares, respectively) (See Note 10)                                         --         (3,568,308)
                                                                                              -----------        -----------
Total                                                                                                  --         (3,750,825)
                                                                                              -----------        -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   (6,255,015)       (17,080,544)
                                                                                              -----------        -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       (4,910,722)       (23,429,674)

NET ASSETS
   Beginning of period                                                                         59,989,109         83,418,783
                                                                                              -----------        -----------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $172,405
     AND $0, RESPECTIVELY)                                                                    $55,078,387        $59,989,109
                                                                                              ===========        ===========

                        See Notes to Financial Statements

Phoenix Focused Value Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                             CLASS A
                                        ----------------------------------------------------------------------------------------
                                         SIX MONTHS                             FOR THE PERIOD
                                            ENDED      YEAR ENDED FEBRUARY 28, JANUARY 1, 2004 TO      YEAR ENDED DECEMBER 31,
                                       AUGUST 31, 2006 ----------------------    FEBRUARY 29,     ------------------------------
                                          (UNAUDITED)      2006        2005         2004           2003         2002      2001
Net asset value, beginning of period        $18.97        $20.74      $22.69        $21.82        $18.64       $19.86    $19.29
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)               0.11(6)       0.12(6)     0.03            --(2)       0.03        (0.09)    (0.12)
   Net realized and unrealized gain (loss)    0.74          0.19        0.48          0.87          4.47        (0.33)     0.71
                                            ------        ------      ------        ------        ------       ------    ------
     TOTAL FROM INVESTMENT OPERATIONS         0.85          0.31        0.51          0.87          4.50        (0.42)     0.59
                                            ------        ------      ------        ------        ------       ------    ------
LESS DISTRIBUTIONS
   Dividends from net investment income      (0.05)        (0.15)         --            --            --           --     (0.02)
   Distributions from net realized gains     (0.32)        (1.93)      (2.46)           --         (1.32)       (0.80)       --
                                            ------        ------      ------        ------        ------       ------    ------
     TOTAL DISTRIBUTIONS                     (0.37)        (2.08)      (2.46)           --         (1.32)       (0.80)    (0.02)
                                            ------        ------      ------        ------        ------       ------    ------
   Payment by affiliate(7)                      --            --          --(2)         --            --           --        --
                                            ------        ------      ------        ------        ------       ------    ------
Change in net asset value                     0.48         (1.77)      (1.95)         0.87          3.18        (1.22)     0.57
                                            ------        ------      ------        ------        ------       ------    ------
NET ASSET VALUE, END OF PERIOD              $19.45        $18.97      $20.74        $22.69        $21.82       $18.64    $19.86
                                            ======        ======      ======        ======        ======       ======    ======
Total return(1)                               4.60%(5)      1.65%       2.45%         3.99 %(5)    24.54 %      (2.20)%    3.06 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)   $51,875       $56,307      $5,120        $3,746        $3,752     $112,302   $86,157
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                     1.23%(4)      1.15%       1.15%         1.15 %(4)     2.11 %       1.72 %    1.75 %(3)
   Gross operating expenses                   1.50%(4)      1.50%       1.85%         1.96 %(4)     2.11 %       1.74 %    1.75 %(3)
   Net investment income (loss)               1.16%(4)      0.61%       0.18%        (0.33)%(4)    (0.88)%      (0.63)%   (0.43)%
Portfolio turnover                              20%(5)        34%         40%           55 %(4)       21 %         76 %      66 %



                                                                             CLASS C
                                      --------------------------------------------------------------------------------------------
                                         SIX MONTHS                             FOR THE PERIOD      YEAR ENDED  FROM INCEPTION
                                            ENDED      YEAR ENDED FEBRUARY 28, JANUARY 1, 2004 TO  DECEMBER 31,  OCTOBER 9 TO
                                       AUGUST 31, 2006 ----------------------    FEBRUARY 29,      -----------   DECEMBER 31,
                                          (UNAUDITED)      2006        2005         2004              2003           2002
Net asset value, beginning of period        $18.43        $20.23      $22.35        $21.52           $18.60         $17.49
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)               0.04(6)      (0.01)(6)   (0.04)           --(2)         (0.07)         (0.06)
   Net realized and unrealized gain (loss)    0.72          0.16        0.38          0.83             4.31           1.97
                                            ------        ------      ------        ------           ------         ------
     TOTAL FROM INVESTMENT OPERATIONS         0.76          0.15        0.34          0.83             4.24           1.91
                                            ------        ------      ------        ------           ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income      (0.01)        (0.02)         --            --               --             --
   Distributions from net realized gains     (0.32)        (1.93)      (2.46)           --            (1.32)         (0.80)
                                            ------        ------      ------        ------           ------         ------
     TOTAL DISTRIBUTIONS                     (0.33)        (1.95)      (2.46)           --            (1.32)         (0.80)
                                            ------        ------      ------        ------           ------         ------
   Payment by affiliate(7)                      --            --          --(2)         --               --             --
                                            ------        ------      ------        ------           ------         ------
Change in net asset value                     0.43         (1.80)      (2.12)         0.83             2.92           1.11
                                            ------        ------      ------        ------           ------         ------
NET ASSET VALUE, END OF PERIOD              $18.86        $18.43      $20.23        $22.35           $21.52         $18.60
                                            ======        ======      ======        ======           ======         ======
Total return(1)                               4.21%(5)      0.86 %      1.68 %        3.86 %(5)       23.18 %        10.82 %(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)    $3,203        $3,682      $3,516        $1,827           $1,344           $355
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                     2.00%(4)      1.90 %      1.90 %        1.90 %(4)        3.16 %         2.72 %(4)
   Gross operating expenses                   2.25%(4)      2.34 %      2.59 %        2.72 %(4)        3.16 %         2.74 %(4)
   Net investment income (loss)               0.39%(4)     (0.07)%     (0.57)%       (1.05)%(4)       (1.81)%        (1.63)%(4)
Portfolio turnover                              20%(5)        34 %        40 %          55 %(4)          21 %           76 %(4)


   (1) Sales charges are not reflected in total return calculation.
   (2) Amount is less than $0.01.
   (3) Expense ratio increased by 0.29% as a result of a change in accounting principle related to the recording of redemption fees.
   (4) Annualized.
   (5) Not Annualized.
   (6) Computed using average shares outstanding.
   (7) Payment by affiliate. See Note 3 in the Notes to Financial Statements.


                        See Notes to Financial Statements

PHOENIX FOREIGN OPPORTUNITIES FUND



ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Foreign Opportunities Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class X shares are sold without a sales charge and do not incur distribution or service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
(for the entire six-month period)

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
(since inception date for Class X only)

   The third line of the accompanying tables for Class X provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from inception of the class to August 31, 2006.


                                  Beginning             Ending         Expenses Paid
Foreign Opportunities Fund      Account Value        Account Value        During
         Class A              February 28, 2006     August 31, 2006       Period*
---------------------------   -----------------     ---------------    -------------
Actual                           $1,000.00            $1,087.40            $7.05
Hypothetical (5% return
  before expenses)                1,000.00             1,018.46             6.84


*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.34%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                                  Beginning             Ending         Expenses Paid
Foreign Opportunities Fund      Account Value        Account Value        During
         Class C              February 28, 2006     August 31, 2006       Period*
---------------------------   -----------------     ---------------    -------------
Actual                           $1,000.00            $1,083.50           $11.00
Hypothetical (5% return
  before expenses)                1,000.00             1,014.61            10.69


*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.09%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                                  Beginning             Ending         Expenses Paid
Foreign Opportunities Fund      Account Value        Account Value        During
         Class X                 May 15, 2006       August 31, 2006       Period*
---------------------------   -----------------     ---------------    -------------
Actual                           $1,000.00            $1,036.20            $3.28
Hypothetical (5% return
  before expenses
  since inception)                1,000.00             1,011.45             3.25


                                  Beginning
                                Account Value
                              February 28, 2006
                              -----------------
Hypothetical (5% return
  before expenses
  six-month period)              $1,000.00             1,019.68             5.62

*EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 1.10%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (108) EXPENSES ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

 FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX-MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX-MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Foreign Opportunities Fund



COUNTRY WEIGHTINGS (UNAUDITED)                     8/31/06

As a percentage of total investments

[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

United Kingdom              23%
Spain                       12
Switzerland                 12
United States                7
Australia                    6
Japan                        6
Ireland                      5
Other                       29


                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2006
                                   (UNAUDITED)


                                                 SHARES           VALUE
                                                ---------     -------------

FOREIGN COMMON STOCKS(c)--96.2%

AUSTRALIA--6.4%
Aristocrat Leisure Ltd. (Casinos & Gaming) ...    335,500     $   3,355,615

Australia and New Zealand Banking Group Ltd.
(Diversified Banks) ..........................    145,900         3,035,499

Westfield Group (Real Estate Management &
Development) .................................    342,411         4,776,332

Woolworths Ltd. (Food Retail) ................    283,139         4,474,848
                                                              -------------
                                                                 15,642,294
                                                              -------------
BELGIUM--2.7%
Colruyt SA (Food Retail) .....................     17,400         2,958,145
InBev N.V. (Brewers) .........................     71,800         3,728,210
                                                              -------------
                                                                  6,686,355
                                                              -------------
BRAZIL--2.7%
Banco Itau Holding Financieira SA Sponsored ADR
(Diversified Banks) ..........................    115,600         3,518,864

Souza Cruz SA (Tobacco) ......................    179,300         2,968,820
                                                              -------------
                                                                  6,487,684
                                                              -------------
FRANCE--2.9%
M6-Metropole Television SA (Broadcasting &
Cable TV) ....................................     91,000         2,845,826

Total SA (Integrated Oil & Gas) ..............     44,300         2,990,981
Total SA Sponsored ADR (Integrated Oil & Gas)      19,914         1,342,801
                                                              -------------
                                                                  7,179,608
                                                              -------------


                                                 SHARES           VALUE
                                                ---------     -------------
INDIA--2.5%
HDFC Bank Ltd. (Diversified Banks) ...........     52,600     $     963,099
HDFC Bank Ltd. ADR (Diversified Banks) .......     92,100         5,238,648
                                                              -------------
                                                                  6,201,747
                                                              -------------
IRELAND--5.5%
Allied Irish Banks plc (Diversified Banks) ...    112,275         2,927,162
Anglo Irish Bank Corp. plc
(Diversified Banks) ..........................    631,735        10,440,563
                                                              -------------
                                                                 13,367,725
                                                              -------------
ITALY--1.5%
ENI S.p.A. (Integrated Oil & Gas) ............    122,500         3,750,881

JAPAN--6.3%
Daito Trust Construction Co. Ltd.
(Homebuilding) ...............................     70,400         3,658,077

Millea Holdings, Inc. (Property &
Casualty Insurance) ..........................        351         6,458,197

Toyota Motor Corp. (Automobile Manufacturers)      96,000         5,209,081
                                                              -------------
                                                                 15,325,355
                                                              -------------
MEXICO--3.9%
America Movil S.A. de C.V. ADR Series L
(Wireless Telecommunication Services) ........     75,200         2,805,712

America Telecom S.A. de C.V. A1 (Wireless
Telecommunication Services)(b) ...............    124,300           847,426

Grupo Modelo, S.A. de C.V. Series C
(Brewers) ....................................  1,380,100         5,814,834
                                                              -------------
                                                                  9,467,972
                                                              -------------

                        See Notes to Financial Statements

Phoenix Foreign Opportunities Fund


                                                 SHARES           VALUE
                                                ---------     -------------

NETHERLANDS--2.8%
Aalberts Industries N.V. (Industrial
Conglomerates) ...............................     39,046     $   3,221,527
TNT N.V. (Air Freight & Logistics) ...........     97,700         3,673,685
                                                              -------------
                                                                  6,895,212
                                                              -------------
NORWAY--1.5%
Orkla ASA (Industrial Conglomerates) .........     74,100         3,633,502

SOUTH AFRICA--1.7%
Remgro Ltd. (Industrial Conglomerates) .......    210,623         4,181,808

SOUTH KOREA--4.6%
Amorepacific Corp (Personal Products)(b) .....      2,637         1,146,641

Kangwon Land, Inc. (Casinos & Gaming) ........    161,800         3,063,310
KT&G Corp. (Tobacco) .........................     47,200         2,769,250

Lotte Confectionary Co. Ltd.
(Packaged Foods & Meats) .....................      1,139         1,430,118

S1 Corp. (Specialized Consumer Services) .....     71,490         2,918,946
                                                              -------------
                                                                 11,328,265
                                                              -------------
SPAIN--11.9%
Banco Bilbao Vizcaya Argentaria S.A.
(Diversified Banks) ..........................    361,410         8,260,271

Enagas S.A. (Gas Utilities) ..................    487,338        11,107,223
Red Electrica de Espana
(Electric Utilities) .........................    247,800         9,565,324
                                                              -------------
                                                                 28,932,818
                                                              -------------
SWITZERLAND--12.1%
Kuehne & Nagel International AG (Marine) .....     87,446         6,148,963
Lindt & Spruengli AG
(Packaged Foods & Meats) .....................        497         1,082,147

Nestle S.A. Registered Shares (Packaged
Foods & Meats) ...............................     18,150         6,241,205

Novartis AG ADR (Pharmaceuticals) ............     65,876         3,762,837

Roche Holding AG Registered Shares
(Pharmaceuticals) ............................     50,000         9,217,208

UBS AG (Diversified Capital Markets) .........     52,800         2,987,789
                                                              -------------
                                                                 29,440,149
                                                              -------------
TAIWAN--1.4%
Taiwan Semiconductor Manufacturing Co. Ltd.
Sponsored ADR (Semiconductors) ...............    353,743         3,293,347


                                                 SHARES           VALUE
                                                ---------     -------------
UNITED KINGDOM--23.6%
Barrat Developments plc (Homebuilding) .......     96,176     $   1,819,323
British American Tobacco plc (Tobacco) .......    388,779        10,659,592
Cadbury Schweppes plc (Packaged Foods & Meats)    354,571         3,773,899
Diageo plc (Distillers & Vintners) ...........    412,475         7,343,186
HSBC Holdings plc (Diversified Banks) ........    234,585         4,259,012
Imperial Tobacco Group plc (Tobacco) .........    234,215         8,071,766
Reckitt Benckiser plc (Household Products) ...     84,737         3,517,251

Royal Bank of Scotland Group plc
(Diversified Banks) ..........................    136,034         4,615,627

Tesco plc (Food Retail) ......................  1,864,816        13,394,933
                                                              -------------
                                                                 57,454,589
                                                              -------------
UNITED STATES--2.2%
News Corp. Class B (Movies & Entertainment)       264,000         5,238,639
---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $192,302,999)                                  234,507,950
---------------------------------------------------------------------------

WARRANTS--0.3%

DIVERSIFIED BANKS--0.3%
HDFC Bank Ltd. Class A Strike Price .00001 Indian
Rupees, Exp. 6/28/10 (Diversified Banks)(b) ..     45,720           837,042
---------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $715,682)                                          837,042
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.5%
(IDENTIFIED COST $193,018,681)                                  235,344,992
---------------------------------------------------------------------------

                                                PAR VALUE
                                                  (000)
                                                ---------
SHORT-TERM INVESTMENTS--5.9%

COMMERCIAL PAPER(d)--5.9%
George Street Finance LLC 5.26%, 9/1/06 ......    $ 2,022         2,022,000
Lockhart Funding LLC 5.25%, 9/1/06 ...........      5,000         5,000,000
Du Pont (E.I.) de Nemours & Co.
5.20%, 9/6/06 ................................      7,285         7,279,738
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $14,301,738)                                    14,301,738
---------------------------------------------------------------------------

TOTAL INVESTMENTS--102.4%
(IDENTIFIED COST $207,320,419)                                  249,646,730(a)

Other assets and liabilities, net--(2.4)%                        (5,915,809)
                                                              -------------
NET ASSETS--100.0%                                            $ 243,730,921
                                                              =============




(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $41,449,737 and gross depreciation of $261,270 for federal income tax purposes. At August 31, 2006, the aggregate cost of securities for federal income tax purposes was $208,458,263.

(b) Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d) The rate shown is the discount rate.




                        See Notes to Financial Statements

Phoenix Foreign Opportunities Fund


                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)


Air Freight & Logistics                               1.6%
Automobile Manufacturers                              2.2
Brewers                                               4.1
Broadcasting & Cable TV                               1.2
Casinos & Gaming                                      2.7
Distillers & Vintners                                 3.1
Diversified Banks                                    18.7
Diversified Capital Markets                           1.3
Electric Utilities                                    4.1
Food Retail                                           8.9
Gas Utilities                                         4.7
Homebuilding                                          2.3
Household Products                                    1.5
Industrial Conglomerates                              4.7
Integrated Oil & Gas                                  3.4
Marine                                                2.6
Movies & Entertainment                                2.2
Packaged Foods & Meats                                5.3
Personal Products                                     0.5
Pharmaceuticals                                       5.5
Property & Casualty Insurance                         2.8
Real Estate Management & Development                  2.0
Semiconductors                                        1.4
Specialized Consumer Services                         1.2
Tobacco                                              10.4
Wireless Telecommunication Services                   1.6
                                                    -----
                                                    100.0%
                                                    =====



                        See Notes to Financial Statements

Phoenix Foreign Opportunities Fund


                STATEMENT OF ASSETS AND LIABILITIES
                          AUGUST 31, 2006
                            (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $207,320,419)            $ 249,646,730
Cash                                              719,161
Receivables
   Fund shares sold                               835,850
   Dividends                                      566,189
   Tax reclaims                                   128,435
   Investment securities sold                      53,373
Unrealized appreciation on forward
  currency contracts                              896,352
Prepaid expenses                                   44,252
                                            -------------
     Total assets                             252,890,342
                                            -------------
LIABILITIES
Payables
   Investment securities purchased              7,788,009
   Fund shares repurchased                        138,360
   Investment advisory fee                        167,273
   Transfer agent fee                              47,335
   Distribution and service fees                   48,527
   Administration fee                              15,183
   Foreign capital gain taxes                       1,566
   Trustees' fee                                      291
   Other accrued expenses                          61,465
Unrealized depreciation on forward
  currency contracts                              891,412
                                            -------------
     Total liabilities                          9,159,421
                                            -------------
NET ASSETS                                  $ 243,730,921
                                            =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial
  interest                                  $ 188,959,150
Undistributed net investment income               772,125
Accumulated net realized gain                  11,627,438
Net unrealized appreciation                    42,372,208
                                            -------------
NET ASSETS                                   $243,730,921
                                            =============
CLASS A
Shares of beneficial interest outstanding,
  $0.001 par value, unlimited authorization
  (Net Assets $177,749,936)                     7,736,169
Net asset value per share                          $22.98
Offering price per share $22.98/(1-5.75%)          $24.38

CLASS C
Shares of beneficial interest outstanding,
  $0.001 par value, unlimited authorization
  (Net Assets $12,820,697)                        560,846
Net asset value and offering price per share       $22.86

CLASS X
Shares of beneficial interest outstanding,
  $0.001 par value, unlimited authorization
  (Net Assets $53,160,288)                      2,313,220
Net asset value and offering price per share       $22.98


                   STATEMENT OF OPERATIONS
              SIX MONTHS ENDED AUGUST 31, 2006
                       (UNAUDITED)

INVESTMENT INCOME
Dividends                                   $   3,074,834
Interest                                          198,369
Foreign taxes withheld                           (257,483)
                                            -------------
     Total investment income                    3,015,720
                                            -------------
EXPENSES
Investment advisory fee                           797,293
Service fees, Class A                             188,187
Distribution and service fees, Class C             47,480
Financial agent fee                                36,379
Administration fees                                37,164
Transfer agent                                    118,794
Custodian                                          62,618
Printing                                           27,839
Registration                                       23,935
Trustees                                           19,791
Professional                                       16,514
Miscellaneous                                       3,930
                                            -------------
     Total expenses                             1,379,924
Less expenses reimbursed by investment
  adviser                                        (122,108)
Custodian fees paid indirectly                     (2,380)
                                            -------------
     Net expenses                               1,255,436
                                            -------------
NET INVESTMENT INCOME (LOSS)                    1,760,284
                                            -------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments        18,478,697
Net realized gain (loss) on foreign
  currency transactions                        (1,281,533)
Net change in unrealized appreciation
  (depreciation) on investments                (2,070,646)
Net change in unrealized appreciation
  (depreciation) on foreign currency
  transactions and translation                   (100,877)
                                            -------------
NET GAIN (LOSS) ON INVESTMENTS                 15,025,641
                                            -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $  16,785,925
                                            =============



                        See Notes to Financial Statements

Phoenix Foreign Opportunities Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                           Six Months Ended
                                                                                            August 31, 2006      Year Ended
                                                                                              (Unaudited)     February 28, 2006
                                                                                            ---------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                                                              $  1,760,284        $ 1,294,045
   Net realized gain (loss)                                                                    17,197,164         10,027,567
   Net change in unrealized appreciation (depreciation)                                        (2,171,523)         9,995,840
                                                                                             ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 16,785,925         21,317,452
                                                                                             ------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                (476,059)          (871,892)
   Net investment income, Class C                                                                 (21,324)           (25,564)
   Net investment income, Class X                                                                (167,677)                --
   Net investment income, Investor Class                                                               --           (399,218)
   Net investment income, Class I                                                                      --             (7,243)
   Net realized short-term gains, Class A                                                        (800,360)          (207,392)
   Net realized short-term gains, Class C                                                         (56,216)            (4,051)
   Net realized short-term gains, Class X                                                        (249,367)                --
   Net realized short-term gains, Investor Class                                                       --                 --
   Net realized short-term gains, Class I                                                              --                 --
   Net realized long-term gains, Class A                                                       (1,021,149)        (6,508,637)
   Net realized long-term gains, Class C                                                          (71,724)          (188,273)
   Net realized long-term gains, Class X                                                         (318,157)                --
   Net realized long-term gains, Investor Class                                                        --           (442,517)
   Net realized long-term gains, Class I                                                               --             (8,447)
                                                                                             ------------       ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (3,182,033)        (8,663,234)
                                                                                             ------------       ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (2,019,827 and 2,318,218 shares, respectively)                44,591,319         46,486,488
   Net asset value of shares issued from reinvestment of distributions
     (107,124 and 360,787 shares, respectively)                                                 2,236,753          7,217,681
   Proceeds from shares issued in conjunction with Plan of Reorganization
     (574,941 and 0 shares, respectively) (See Note 10)                                        12,673,037                 --
   Proceeds from shares issued in connection with reclassification from Investor
     Class Shares (0 and 4,306,343 shares, respectively) (See Note 10)                                 --         80,965,935
   Proceeds from shares issued in connection with reclassification from Class I
     Shares (0 and 91,955 shares, respectively) (See Note 10)                                          --          1,721,837
   Cost of shares repurchased (973,397 and 1,211,883 shares, respectively)                    (21,432,589)       (24,121,399)
                                                                                             ------------       ------------
Total                                                                                          38,068,520        112,270,542
                                                                                             ------------       ------------
CLASS C
   Proceeds from sales of shares (231,924 and 285,073 shares, respectively)                     5,081,956          5,795,380
   Net asset value of shares issued from reinvestment of
     distributions (6,867 and 4,622 shares, respectively)                                         142,840             92,407
   Proceeds from shares issued in conjunction with Plan of Reorganization
     (66,354 and 0 shares, respectively) (See Note 10)                                          1,457,044                 --
   Cost of shares repurchased (25,404 and 10,635 shares, respectively)                           (551,409)          (215,081)
                                                                                             ------------       ------------
Total                                                                                           6,130,431          5,672,706
                                                                                             ------------       ------------
CLASS X
   Proceeds from sales of shares (266,750 and 0 shares, respectively)                           5,799,341                 --
   Net asset value of shares issued from reinvestment of distributions
     (20,403 and 0 shares, respectively)                                                          425,804                 --
   Proceeds from shares issued in conjunction with Plan of Reorganization
     (2,113,337 and 0 shares, respectively) (See Note 10)                                      46,590,175                 --
   Cost of shares repurchased (87,270 and 0 shares, respectively)                              (1,897,958)                --
                                                                                             ------------       ------------
Total                                                                                          50,917,362                 --
                                                                                             ------------       ------------
INVESTOR CLASS
   Proceeds from sales of shares (0 and 799,723 shares, respectively)                                  --         15,039,510
   Net asset value of shares issued from reinvestment of distributions
     (0 and 45,107 shares, respectively)                                                               --            826,824
   Cost of shares repurchased (0 and 1,493,484 shares, respectively)                                   --        (27,521,385)
   Value of shares liquidated in connection with reclassification
     to Class A Shares (0 and 4,313,582 shares, respectively)(See Note 10)                             --        (80,965,935)
                                                                                             ------------       ------------
Total                                                                                                  --        (92,620,986)
                                                                                             ------------       ------------
CLASS I
   Proceeds from sales of shares (0 and 4,363 shares, respectively)                                    --             82,848
   Net asset value of shares issued from reinvestment of distributions
     (0 and 558 shares, respectively)                                                                  --             10,228
   Cost of shares repurchased (0 and 970 shares, respectively)                                         --            (17,920)
   Value of shares liquidated in connection with reclassification to
     Class A Shares (0 and 91,733 shares, respectively) (See Note 10)                                  --         (1,721,837)
                                                                                             ------------       ------------
Total                                                                                                  --         (1,646,681)
                                                                                             ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   95,116,313         23,675,581
                                                                                             ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      108,720,205         36,329,799

NET ASSETS
   Beginning of period                                                                        135,010,716         98,680,917
                                                                                             ------------       ------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME AND
     DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF $772,125
      AND $(323,099), RESPECTIVELY)                                                          $243,730,921       $135,010,716
                                                                                             ============       ============


                        See Notes to Financial Statements

Phoenix Foreign Opportunities Fund



                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                             CLASS A
                                        ----------------------------------------------------------------------------------------
                                         SIX MONTHS                             FOR THE PERIOD
                                            ENDED      YEAR ENDED FEBRUARY 28, JANUARY 1, 2004 TO      YEAR ENDED DECEMBER 31,
                                       AUGUST 31, 2006 ----------------------    FEBRUARY 29,     ------------------------------
                                          (UNAUDITED)      2006        2005         2004           2003         2002      2001

Net asset value, beginning of period        $21.47        $19.02      $15.47        $14.84        $11.86       $12.88    $18.86
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)               0.22(7)       0.17(7)     0.16         (0.03)         0.12         0.03     (0.10)
   Net realized and unrealized gain (loss)    1.62          3.85        3.81          0.66          3.39        (1.05)    (5.41)
                                            ------        ------      ------        ------        ------       ------    ------
     TOTAL FROM INVESTMENT OPERATIONS         1.84          4.02        3.97          0.63          3.51        (1.02)    (5.51)
                                            ------        ------      ------        ------        ------       ------    ------
LESS DISTRIBUTIONS
   Dividends from net investment income      (0.07)        (0.22)      (0.16)           --         (0.06)          --     (0.12)
   Distributions from net realized gains     (0.26)        (1.35)      (0.26)           --         (0.43)          --     (0.35)
   Tax return of capital                        --            --           --           --         (0.06)          --        --
                                            ------        ------      ------        ------        ------       ------    ------
     TOTAL DISTRIBUTIONS                     (0.33)        (1.57)      (0.42)           --         (0.55)          --     (0.47)
                                            ------        ------      ------        ------        ------       ------    ------
   Payment by affiliate(4)                      --            --         --(3)          --          0.02           --        --
                                            ------        ------      ------        ------        ------       ------    ------

Change in net asset value                     1.51          2.45        3.55          0.63          2.98        (1.02)    (5.98)
                                            ------        ------      ------        ------        ------       ------    ------
NET ASSET VALUE, END OF PERIOD              $22.98        $21.47      $19.02        $15.47        $14.84       $11.86    $12.88
                                            ======        ======      ======        ======        ======       ======    ======
Total return(1)                               8.74%(6)      21.82%     26.15%(4)      4.25%(6)     30.07%       (7.92)%  (29.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)  $177,753      $128,991      $2,714        $1,482        $1,473      $29,026   $44,356
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                     1.34%(5)      1.25%       1.25%         1.25%(5)      2.87%        2.44 %    1.88 %(2)
   Gross operating expenses                   1.47%(5)      1.62%       2.10%         2.63%(5)      3.21%        2.44 %    1.89 %(2)
   Net investment income (loss)               2.03%(5)      0.85%       1.50%         0.18%(5)      0.11%        0.18 %   (0.38)%
Portfolio turnover                              49%(6)        52%         32%           41%(5)        65%          98 %      92 %



                                                                             CLASS C
                                          ----------------------------------------------------------------------------------------
                                             SIX MONTHS                                    FOR THE PERIOD        FROM INCEPTION
                                                ENDED         YEAR ENDED FEBRUARY 28,    JANUARY 1, 2004 TO   OCTOBER 10, 2003 TO
                                           AUGUST 31, 2006    ----------------------         FEBRUARY 29,         DECEMBER 31,
                                              (UNAUDITED)       2006           2005              2004                 2003

Net asset value, beginning of period             $21.41        $19.11         $15.55            $14.95               $13.91
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.13(7)      (0.06)(7)       0.01             (0.06)                0.11
   Net realized and unrealized gain (loss)         1.62          3.92           3.84              0.66                 1.34
                                                 ------        ------         ------            ------               ------
     TOTAL FROM INVESTMENT OPERATIONS              1.75          3.86           3.85              0.60                 1.45
                                                 ------        ------         ------            ------               ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.04)        (0.21)         (0.03)               --                   --
   Distributions from net realized gains          (0.26)        (1.35)         (0.26)               --                (0.43)
                                                 ------        ------         ------            ------               ------
     TOTAL DISTRIBUTIONS                          (0.30)        (1.56)         (0.29)               --                (0.43)
                                                 ------        ------         ------            ------               ------
   Payment by affiliate(4)                           --            --             --(3)             --                 0.02
                                                 ------        ------         ------            ------               ------
Change in net asset value                          1.45          2.30           3.56              0.60                 1.04
                                                 ------        ------         ------            ------               ------
NET ASSET VALUE, END OF PERIOD                   $22.86        $21.41         $19.11            $15.55               $14.95
                                                 ======        ======         ======            ======               ======
Total return(1)                                    8.35%(6)     20.96 %        25.21%(4)          4.01 %(6)           10.71 %(6)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $12,821        $6,019            $39               $12                  $11
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          2.09%(5)      2.00 %         2.00%             2.00 %(5)            1.92 %(5)
   Gross operating expenses                        2.23%(5)      2.35 %         2.86%(5)          3.38%(5)             5.85%(5)
   Net investment income (loss)                    1.14%(5)     (0.29)%         0.76%            (1.05)%(5)           (0.14)%(5)
Portfolio turnover                                   49%(6)        52 %           32%               41 %(5)              65 %(5)


(1)  Sales charges are not reflected in total return calculation.
(2) Expense ratio increased by 0.13% as a result of a change in accounting principle related to the recording of redemption fees.
(3)  Amount is less than $0.01.
(4)  Payment by affiliate. See Note 3 in the Notes to Financial Statements.
(5)  Annualized.
(6)  Not annualized.
(7)  Computed using average shares outstanding.


                        See Notes to Financial Statements

Phoenix Foreign Opportunities Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                     CLASS X
                                               --------------------
                                                  FROM INCEPTION
                                                  MAY 15, 2006 TO
                                                  AUGUST 31, 2006
                                                    (UNAUDITED)
Net asset value, beginning of period                  $22.54
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                      0.09
   Net realized and unrealized gain (loss)              0.69
                                                      ------
     TOTAL FROM INVESTMENT OPERATIONS                   0.78
                                                      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                (0.08)
   Distributions from net realized gains               (0.26)
                                                      ------
     TOTAL DISTRIBUTIONS                               (0.34)
                                                      ------
Change in net asset value                               0.44
                                                      ------
NET ASSET VALUE, END OF PERIOD                        $22.98
                                                      ======
Total return                                            3.62%(3)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $53,157
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                               1.10%(2)
   Gross operating expenses                             1.22%(2)
   Net investment income (loss)                         1.35%(2)
Portfolio turnover                                        49%(3)

(1) Computed using average shares outstanding.
(2) Annualized.
(3) Not annualized.



                        See Notes to Financial Statements

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2006 (UNAUDITED)



1. ORGANIZATION
   Phoenix Adviser Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
   Currently, two Funds are offered for sale (each a "Fund"). The Phoenix Focused Value Fund ("Focused Value Fund") is non-diversified and seeks long-term capital appreciation. The Phoenix Foreign Opportunities Fund ("Foreign Opportunities Fund") is diversified and seeks long-term capital appreciation.
   Each Fund offers the following classes of shares for sale:

                                   Class A          Class C         Class X
                                --------------   ------------     ------------
Focused Value Fund ............        X               X               --
Foreign Opportunities Fund ....        X               X                X

   Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class X shares are sold without a sales charge.
   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.
   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.
   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.
   In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2006 (UNAUDITED) (CONTINUED)


calendar-year companies); with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. As of August 31, 2006, the Funds have not completed their evaluation of the impact that will result from adopting FIN 48.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:
   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. FORWARD CURRENCY CONTRACTS:
   Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.
   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At August 31, 2006, the Foreign Opportunities Fund had entered into forward currency contracts as follows:


                                                                           Net
                                                                        Unrealized
    Contract             In Exchange       Settlement                 Appreciation
    to Sell                  for              Date         Value      (Depreciation)
------------------    -----------------     ---------   -----------   --------------
CHF     13,810,000    USD    11,528,605     12/11/06    $11,336,668      $191,937
JPY    465,400,000    USD     4,210,812     12/11/06      4,020,786       190,026
EUR     11,915,000    USD    15,426,113     12/11/06     15,354,188        71,925
JPY    424,800,000    USD     3,713,027      2/28/07      3,709,443         3,584
ZAR     28,650,320    USD     3,818,542      5/29/07      3,448,653       369,889
KOR  3,792,000,000    USD     4,034,043      6/11/07      3,976,969        57,074
KOR  1,658,000,000    USD     1,750,792      6/11/07      1,738,875        11,917
AUD      1,800,000    USD     1,351,890     12/11/06      1,371,413       (19,523)
AUD      7,500,000    USD     5,667,225     12/11/06      5,714,222       (46,997)
AUD      4,900,000    USD     3,625,902     12/11/06      3,733,292      (107,390)
GBP      7,200,000    USD    13,294,189     12/12/06     13,727,184      (432,995)
EUR      6,400,000    USD     8,251,072      2/28/07      8,278,588       (27,516)
CHF      6,470,000    USD     5,322,737      2/28/07      5,350,911       (28,174)
MXP     28,719,145    USD     2,485,000       6/1/07      2,590,424      (105,424)
MXP     29,805,300    USD     2,565,000       6/1/07      2,688,393      (123,393)
                                                                         --------
                                                                         $  4,940
                                                                         ========

AUD    Australian Dollar      KOR   South Korean Won
CHF    Swiss Francs           MXP   Mexican Peso
EUR    Euro                   USD   United States Dollar
GBP    Pound Sterling         ZAR   South African Rand
JPY    Japanese Yen

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2006 (UNAUDITED) (CONTINUED)



I. REIT INVESTMENTS:
   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Trust, Phoenix Investment Counsel, Inc, ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each fund:

Focused Value Fund ................................    0.75%
Foreign Opportunities Fund ........................    0.85%

   Vontobel Asset Management, Inc. ("Vontobel") is the subadviser to the Funds. For its services, Vontobel is paid by the Adviser a fee based on the following rates as a percentage of the average daily net assets of each Fund:

                                         First             Over
                                       $50 million      $50 million
                                     ---------------   ---------------
Focused Value Fund .................      0.70%           0.375%
Foreign Opportunities Fund .........      0.80%           0.425%

   Effective April 1, 2006, the Adviser has contractually agreed to limit total fund operating expenses, (excluding interest, taxes, and extraordinary expenses), through June 30, 2008, so that such expenses do not exceed the following percentages of the average annual net asset values of each Fund:

                                   Class A          Class C         Class X
                                --------------   ------------     ------------
Focused Value Fund ............     1.25%            2.00%             --
Foreign Opportunities Fund ....     1.35%            2.10%           1.10%

   For the period June 20, 2005 through March 31, 2006, the Adviser had contractually agreed to limit operating expenses as follows:

                                   Class A          Class C
                                --------------   ------------
Focused Value Fund ............      1.15%           1.90%
Foreign Opportunities Fund ....      1.25%           2.00%

   The Adviser will not seek to recapture any reimbursed expenses under this agreement.

   As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the six-months (the "period") ended August 31, 2006, as follows:

                                   Class A        Class C
                                 Net Selling      Deferred
                                 Commissions    Sales Charges
                                ------------    -------------
Focused Value Fund ............   $   176          $  261
Foreign Opportunities Fund ....    24,821           5,276

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class. Class X shares do not pay distribution and/or service fees.
   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.
   Effective July 1, 2006, PEPCO serves as the Administrator to the Trust. For its services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion and 0.07% over $15 billion of the average net assets across all non-money market Phoenix Funds within the Phoenix Funds Complex. For the money market Funds, the fee is 0.035% of the average net assets across all Phoenix money market Funds within the Phoenix Funds Complex.
   Until June 30, 2006, PEPCO served as Financial Agent to the Trust. PEPCO received a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ended August 31, 2006, the Trust incurred administration and/or financial agent fees totaling $99,341.
   PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub transfer agent. For the period ended August 31, 2006, transfer agent fees were $166,701 as reported in the Statements of Operations, of which PEPCO retained the following:

                                                 Transfer
                                                   Agent
                                                 Retained
                                                -----------
Focused Value Fund .........................      $16,150
Foreign Opportunities Fund .................       42,699

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2006 (UNAUDITED) (CONTINUED)


   At August 31, 2006, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares, which aggregated the following:
                                                          Aggregate
                                                          Net Asset
                                        Shares              Value
                                      ------------     --------------
Foreign Opportunities Fund
   Class A .......................     515,606           $11,848,626
   Class C .......................       2,689                61,471
   Class X .......................         689                15,833

   During the fiscal year ended February 28, 2005, Janus Services reimbursed the Focused Value Fund - Investor Shares $585 and International Equity Fund - Investor Shares $1,210, as a result of dilutions caused by incorrectly processed shareholder activity. The effect of this activity would have reduced total return by less than 0.01% for the Foreign Opportunities Fund and had no impact on the Focused Value Fund.

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities and forward currency contracts) during the period ended August 31, 2006, were as follows:

                                      Purchases            Sales
                                     ------------      --------------
Focused Value Fund ...............   $  9,926,066        $12,936,446
Foreign Opportunities Fund .......    116,560,013         86,892,164

   There were no purchases or sales of long-term U.S. Government and agency securities.

5. 10% SHAREHOLDERS
   As of August 31, 2006, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below:

                                       % of Shares        Number of
                                         Outstanding      Accounts
                                       --------------    ----------
Focused Value Fund ...............           39%             2
Foreign Opportunities Fund .......           21              1

   The shareholders are not affiliated with PNX.

6. CREDIT RISK AND ASSET CONCENTRATIONS
   The Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.
   At August 31, 2006, the Focused Value Fund held securities issued by various companies in the financial sector comprising 42% of the net assets of the Fund.

7. REGULATORY EXAMS
   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

8. INDEMNIFICATIONS
   Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2006 (UNAUDITED) (CONTINUED)



9. FEDERAL INCOME TAX INFORMATION
   The Funds have capital loss carryovers, which may be used to offset future capital gains:

                                                  Expiration Year
                                    ------------------------------------------
                                       2009            2010          Total
                                    ----------     -----------    ------------

Foreign Opportunities Fund(1) ....  $3,897,457     $1,299,153      $5,196,610

   (1)Utilization of this capital loss carryover is subject to annual limitations.

   The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

10. MERGER AND FUND INTEGRATION
   On May 22, 2006, the Foreign Opportunities Fund acquired all of the net assets of the Phoenix Overseas Fund ("Overseas Fund") of the Phoenix Asset Trust pursuant to an Agreement and Plan of Reorganization approved by the Overseas Fund's Board of Trustees on February 16, 2006. The acquisition was accomplished by a tax-free exchange of 2,113,337 Class X shares, 574,941 Class A shares, and 66,354 Class C shares of the Foreign Opportunities Fund outstanding on May 19, 2006 (valued at $46,590,175, $12,673,037 and $1,457,044, respectively) for
3,026,931 Class X shares, 788,867 Class A shares, 38,630 Class B shares and 95,679 Class C shares of the Overseas Fund outstanding on May 19, 2006. The Overseas Fund had net assets on that date of $60,720,256 including $17,640,290 of net appreciation, which were combined with those of the Foreign Opportunities Fund. The aggregate net assets of Foreign Opportunities Fund immediately after the merger were $208,971,708. The shareholders of each Class of the Overseas Fund received for each share owned approximately 0.70, 0.69 and 0.69 shares, respectively, for Class X, Class A, and Class C shares of the same class of the Foreign Opportunities Fund. At the time of the merger all Class B shares of the Overseas Fund were converted to Class A shares. As a result each Class B shareholder of Overseas Fund received 0.69 of Class A shares of the Foreign Opportunities Fund.
   At a meeting held on March 24, 2005, the Board of Trustees (the "Janus Board") of the Focused Value Fund and the International Equity Fund (each a "Janus Fund" and collectively, the "Janus Funds"), each a series of Janus Adviser Trust (the "Janus Trust") voted to approve a transaction (the "Transaction") whereby the Janus Trust and Janus Funds would be integrated into the Phoenix Investment Partners, Ltd., family of mutual funds (the "Phoenix Funds").
   In connection with the Transaction, at a special meeting held on May 17, 2005, shareholders of the Janus Funds approved a new investment advisory agreement with PIC and the continuation of Vontobel as subadviser, pursuant to a new investment subadvisory agreement between PIC and Vontobel. Also, in connection with the Transaction, shareholders approved the reconstitution of the Janus Board with a new slate of trustees comprised of fourteen trustees of the Phoenix Funds.
   The Transaction was completed on June 20, 2005 and the names of Focused Value Fund and International Equity Fund changed to Phoenix Focused Value Fund and Phoenix Foreign Opportunities Fund, respectively. Additionally, the Janus Trust was renamed the Phoenix Adviser Trust.
   Pursuant to the Transaction, on June 20, 2005, Janus Fund shareholders who held Class A and Class C shares remained in the same class of shares of either the Phoenix Focused Value Fund or the Phoenix Foreign Opportunities Fund, as applicable. Janus Fund shareholders who held Investor shares or Class I shares had those shares converted to Class A shares of either the Phoenix Focused Value Fund or the Phoenix Foreign Opportunities Fund, as applicable. Janus Fund shareholders who held Investor shares or Class I shares that were converted to Class A shares may continue, as long as such shares are held, to purchase Class A shares without any sales charges.

PHOENIX ADVISER TRUST
101 Munson Street
Greenfield, MA 01301-9688



TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Daniel T. Geraci
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L. J. Verdonck

OFFICERS
Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Counsel, Secretary and Chief Legal Officer

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                                   PHOENIXFUNDS.COM





--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------


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



                                                          ------------------
                                                              PRESORTED
                                                              STANDARD
                                                             U.S. POSTAGE
                                                                PAID
                                                            Louisville, KY
                                                            Permit No. 1051
                                                          ------------------
[LOGO OMITTED] PHOENIXFUNDS(SM)


PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.


NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.


PXP4298                                                                 10-06
BPD27504


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1)  Not applicable.

  (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

  (b)     Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
          Section  906 of the  Sarbanes-Oxley  Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Adviser Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date              November 7, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date              November 7, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date              November 7, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.